Other Income (Expense), Net - Schedule of Other income (expense) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Loss on issuance of convertible notes					$ 0	$ (26)
Gain on forgiveness of PPP loan					2,515	0
Remeasurement of fair value for debt derivative liability					(3,628)	1,402
Other					40	44
Total other income (expense), net	$ (7,645)	$ (2,667)	$ (9,982)	$ (4,984)	$ (1,073)	$ 1,420